5. Investments (Details) (September 30, 2019) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments	$ 4,638,631	$ 500,000	$ 0
ESA [Member]
Investments	1,138,631	500,000
TV Azteca [Member]
Investments	$ 3,500,000	$ 0